OTHER COMPREHENSIVE INCOME OR LOSS (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2019	Feb. 23, 2019
Stockholders' Equity Note [Abstract]
Schedule of Changes in the Accumulated Other Comprehensive Income or Loss	Changes in the AOCI balance by component are shown below (in millions):

	40 weeks ended November 30, 2019
	Total	Interest rate swaps	Pension and Post-retirement benefit plans	Other
Beginning balance	$91.3	$3.4	$88.8	$(0.9)
Cumulative effect of accounting change(1)	16.6	1.2	14.9	0.5
Other comprehensive (loss) income before reclassifications	(31.8)	(44.9)	10.1	3.0
Amounts reclassified from accumulated other comprehensive income	1.5	(1.7)	3.2	—
Tax benefit (expense)	8.0	12.1	(3.4)	(0.7)

Current-period other comprehensive (loss) income, net of tax	(5.7)	(33.3)	24.8	2.8

Ending balance	$85.6	$(29.9)	$113.6	$1.9

	40 weeks ended December 1, 2018
	Total	Interest rate swaps	Pension and Post-retirement benefit plans	Other
Beginning balance	$191.1	$18.9	$171.9	$0.3
Other comprehensive income (loss) before reclassifications	3.8	5.5	—	(1.7)
Amounts reclassified from accumulated other comprehensive income	(2.5)	0.4	(2.2)	(0.7)
Tax (expense) benefit	(0.3)	(1.6)	0.6	0.7

Current-period other comprehensive income (loss), net of tax	1.0	4.3	(1.6)	(1.7)

Ending balance	$192.1	$23.2	$170.3	$(1.4)

Changes in the AOCI balance by component are shown below (in millions):

	Fiscal 2018
	Total	Interest rate swaps	Pension and Post- retirement benefit plan items	Foreign currency translation adjustments	Other
Beginning AOCI balance	$191.1	$18.9	$171.9	$(1.1)	$1.4
Other comprehensive loss before reclassifications	(129.8)	(18.6)	(110.0)	(0.3)	(0.9)
Amounts reclassified from Accumulated other comprehensive income	(5.6)	(2.3)	(2.7)	—	(0.6)
Tax benefit	35.6	5.4	29.6	—	0.6

Current-period other comprehensive loss, net	(99.8)	(15.5)	(83.1)	(0.3)	(0.9)

Ending AOCI balance	$91.3	$3.4	$88.8	$(1.4)	$0.5

	Fiscal 2017
	Total	Interest rate swaps	Pension and Post- retirement benefit plan items	Foreign currency translation adjustments	Other
Beginning AOCI balance	$(12.8)	$(28.1)	$79.7	$(66.1)	$1.7
Other comprehensive income before reclassifications	207.0	33.7	143.1	23.7	6.5
Amounts reclassified from Accumulated other comprehensive income	90.9	32.4	(21.3)	84.9	(5.1)
Tax (expense) benefit	(94.0)	(19.1)	(29.6)	(43.6)	(1.7)

Current-period other comprehensive income (loss), net	203.9	47.0	92.2	65.0	(0.3)

Ending AOCI balance	$191.1	$18.9	$171.9	$(1.1)	$1.4